787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Health Sciences Trust II

Securities Act File No. 333-233373; Investment Company Act File No. 811-23466

Ladies and Gentlemen:

On behalf of BlackRock Health Sciences Trust II (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-2. The Amendment is being filed to reflect additional underwriters.

Any questions on the Amendment should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Dean A. Caruvana, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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